AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Shares	Value
Common Stocks - 98.0%
Consumer Discretionary - 13.0%
Boot Barn Holdings, Inc.*	69,023	$6,542,690
Churchill Downs, Inc.	46,164	10,238,252
Chuy's Holdings, Inc.*	139,780	3,774,060
Five Below, Inc.*	31,805	5,036,958
Grand Canyon Education, Inc.*	102,669	9,970,187
Helen of Troy, Ltd.*,1	27,122	5,311,572
Lithia Motors, Inc., Class A	33,953	10,189,974
Oxford Industries, Inc.	87,317	7,902,189
Patrick Industries, Inc.[1]	75,241	4,537,032
Revolve Group, Inc.*	74,491	3,999,422
Skyline Champion Corp.*	190,003	10,427,365
Texas Roadhouse, Inc.	167,102	13,991,450
Wolverine World Wide, Inc.	200,015	4,512,338

Total Consumer Discretionary		96,433,489
Consumer Staples - 3.2%
Central Garden & Pet Co., Class A*	221,752	9,043,047
Performance Food Group Co.*,1	291,207	14,825,348

Total Consumer Staples		23,868,395
Energy - 3.9%
Magnolia Oil & Gas Corp., Class A1	662,317	15,663,797
Matador Resources Co.	248,445	13,162,616

Total Energy		28,826,413
Financials - 15.7%
Ameris Bancorp	241,269	10,586,884
AMERISAFE, Inc.	106,360	5,282,901
Cathay General Bancorp	236,090	10,565,027
Cohen & Steers, Inc.	116,579	10,012,970
Glacier Bancorp, Inc.	150,609	7,572,621
Horace Mann Educators Corp.	205,076	8,578,329
Houlihan Lokey, Inc.	115,827	10,169,611
Independent Bank Corp.	88,474	7,227,441
OceanFirst Financial Corp.	358,974	7,215,377
Open Lending Corp., Class A*	114,682	2,168,637
Pacific Premier Bancorp, Inc.	267,068	9,440,854
Seacoast Banking Corp. of Florida	332,196	11,633,504
Stifel Financial Corp.	157,126	10,668,855
Veritex Holdings, Inc.	142,850	5,452,585

Total Financials		116,575,596
Health Care - 21.0%
Artivion, Inc.*,1	268,547	5,741,535
AtriCure, Inc.*	147,824	9,707,602
	Shares	Value

Castle Biosciences, Inc.*	91,840	$4,119,942
ChemoCentryx, Inc.*	213,329	5,348,158
Covetrus, Inc.*	332,929	5,589,878
CryoPort, Inc.*	146,741	5,122,728
Globus Medical, Inc., Class A*	170,819	12,603,026
Halozyme Therapeutics, Inc.*,1	306,535	12,224,616
HealthEquity, Inc.*	150,130	10,124,767
ICU Medical, Inc.*	34,171	7,607,832
Integra LifeSciences Holdings Corp.*	136,226	8,753,883
Intra-Cellular Therapies, Inc.*	99,965	6,116,858
LHC Group, Inc.*	62,585	10,551,831
Medpace Holdings, Inc.*	63,251	10,347,231
Phreesia, Inc.*,1	276,581	7,290,675
Progyny, Inc.*	170,040	8,740,056
Supernus Pharmaceuticals, Inc.*	340,146	10,993,519
Syneos Health, Inc.*	126,624	10,250,213
Veracyte, Inc.*	152,762	4,211,648

Total Health Care		155,445,998
Industrials - 15.0%
Alamo Group, Inc.	68,220	9,809,354
Allegiant Travel Co.*	52,521	8,528,885
Heartland Express, Inc.	172,628	2,428,876
Helios Technologies, Inc.	138,977	11,152,904
ICF International, Inc.	91,763	8,638,569
Primoris Services Corp.	325,736	7,759,032
RBC Bearings, Inc.*,1	60,973	11,821,445
Ritchie Bros. Auctioneers, Inc. (Canada)	163,230	9,635,467
The Shyft Group, Inc.	219,836	7,938,278
SPX Corp.*	222,630	11,000,148
Terex Corp.	176,828	6,305,687
UFP Industries, Inc.	127,933	9,871,310
US Ecology, Inc.*	124,406	5,956,559

Total Industrials		110,846,514
Information Technology - 13.9%
Azenta, Inc.	102,944	8,531,999
Cerence, Inc.*,1	97,491	3,519,425
The Descartes Systems Group, Inc. (Canada)*	129,584	9,493,324
Endava PLC, ADR (United Kingdom)*	32,999	4,389,857
MACOM Technology Solutions Holdings, Inc.*	209,308	12,531,270
Novanta, Inc.*	75,340	10,720,129
Paycor HCM, Inc.*,1	233,952	6,810,343
Paylocity Holding Corp.*	41,937	8,629,376
Rapid7, Inc.*	120,061	13,355,586

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 13.9% (continued)
Silicon Laboratories, Inc.*	58,386	$8,769,577
Thoughtworks Holding, Inc.*	296,150	6,162,881
Viavi Solutions, Inc.*	630,125	10,132,410

Total Information Technology		103,046,177
Materials - 4.8%
Avient Corp.	301,280	14,461,440
Balchem Corp.	49,478	6,763,643
Minerals Technologies, Inc.	139,556	9,231,629
Silgan Holdings, Inc.	107,697	4,978,832

Total Materials		35,435,544
Real Estate - 5.0%
Agree Realty Corp., REIT	99,367	6,593,994
National Health Investors, Inc., REIT [1]	97,785	5,770,293
Ryman Hospitality Properties, Inc., REIT *	111,203	10,316,302
STAG Industrial, Inc., REIT	340,553	14,081,867

Total Real Estate		36,762,456
Utilities - 2.5%
IDACORP, Inc.	73,776	8,510,799
NorthWestern Corp.[1]	169,599	10,259,044

Total Utilities		18,769,843

Total Common Stocks (Cost $546,565,064)		726,010,425

Principal Amount
Short-Term Investments - 3.8%
Joint Repurchase Agreements - 1.2%[2]
Bank of America Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $2,088,626 (collateralized by various U.S. Government Agency Obligations, 2.000% - 4.000%, 02/01/36 - 03/01/52, totaling $2,130,381)	$2,088,609	2,088,609
	Principal Amount	Value

Cantor Fitzgerald Securities, Inc., dated 03/31/22, due 04/01/22, 0.290% total to be received $2,088,617 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 04/25/22 - 12/20/71, totaling $2,130,372)	$2,088,600	$2,088,600
Citigroup Global Markets, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $439,666 (collateralized by various U.S. Treasuries , 0.000% - 4.375%, 05/03/22 - 08/15/51, totaling $448,455)	439,662	439,662
Daiwa Capital Markets America, dated 03/31/22, due 04/01/22, 0.300% total to be received $2,088,626 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 04/05/22 - 04/01/52, totaling $2,130,381)	2,088,609	2,088,609
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $2,088,626 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 04/26/22 - 03/20/52, totaling $2,130,381)	2,088,609	2,088,609

Total Joint Repurchase Agreements		8,794,089
Repurchase Agreements - 2.6%
Fixed Income Clearing Corp., dated 03/31/2022 due 04/01/2022, 0.13% total to be received $19,200,062 (collateralized by a U.S. Treasury, 0.500%, 05/31/27, totaling $19,584,063) (Cost $19,200,000)	19,200,000	19,200,000

Total Short-Term Investments (Cost $27,994,089)		27,994,089
Total Investments - 101.8% (Cost $574,559,153)		754,004,514
Other Assets, less Liabilities - (1.8)%		(13,139,306)
Net Assets - 100.0%		$740,865,208

*	Non-income producing security.
[1]	Some of these securities, amounting to $23,548,506 or 3.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$726,010,425	—	—	$726,010,425
Short-Term Investments
Joint Repurchase Agreements	—	$8,794,089	—	8,794,089
Repurchase Agreements	—	19,200,000	—	19,200,000
Total Investments in Securities	$726,010,425	$27,994,089	—	$754,004,514

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$23,548,506	$8,794,089	$15,515,168	$24,309,257
The following table summarizes the securities received as collateral for securities lending at March 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000-7.500%	04/28/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.